Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The Board of the funds has approved changes to the funds' investment objectives, policies and strategies that will become effective on or about August 1, 2011.

Revised investment objectives

Each fund will keep its current investment objective. In addition, for each fund except Target Retirement Fund, during the five years before and the five years after the fund's target retirement date as contained in its name (each fund's "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary investment objective. For Target Retirement 2015, the Dynamic Rebalancing Period will start on or about August 1, 2011.

Revised investment policies and strategies

Dynamic Rebalancing Period. During a fund's Dynamic Rebalancing Period, the fund will not be managed strictly according to its standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period. There is no assurance that this strategy will be successful.

If the fund receives pending exemptive relief from the Securities and Exchange Commission (the "SEC"), it may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of exchange-traded funds ("ETFs"), or its most liquid portfolio securities. In conjunction with selling shares of ETFs, or as an alternative, if the fund receives pending SEC exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). The subadviser, in its discretion, will determine the levels and timing for Dynamic Rebalancing.

Revised Glide Path and Target Allocations. Effective on or about August 1, 2011, the glide path and Target Allocations for each fund, including Target Retirement Fund, will change to add inflation-hedging funds as an asset class. In addition, the funds' allocations to real estate-related funds will be included within their allocations to equity funds.

The revised glide path is shown below:

Years to retirement	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
45	93.6%	0.0%	6.4%	0.0%
44	93.6%	0.0%	6.4%	0.0%
43	93.6%	0.0%	6.4%	0.0%
42	93.6%	0.0%	6.4%	0.0%
41	93.6%	0.0%	6.4%	0.0%
40	93.6%	0.0%	6.4%	0.0%
39	93.6%	0.0%	6.4%	0.0%
38	93.6%	0.0%	6.4%	0.0%
37	93.6%	0.0%	6.4%	0.0%
36	93.6%	0.0%	6.4%	0.0%
35	93.6%	0.0%	6.4%	0.0%
34	92.0%	0.0%	8.0%	0.0%
33	92.0%	0.0%	8.0%	0.0%
32	92.0%	0.0%	8.0%	0.0%
31	90.1%	0.0%	9.9%	0.0%
30	87.7%	0.0%	12.3%	0.0%
29	85.6%	0.0%	14.4%	0.0%
28	83.5%	0.0%	16.5%	0.0%
27	81.4%	0.0%	18.6%	0.0%
26	79.4%	0.0%	20.6%	0.0%
25	77.5%	0.0%	22.5%	0.0%
24	76.6%	0.0%	23.4%	0.0%
23	74.9%	0.0%	25.1%	0.0%
22	73.1%	0.0%	26.9%	0.0%
21	72.2%	0.0%	27.8%	0.0%
20	67.2%	5.0%	27.8%	0.0%
19	66.1%	5.0%	28.9%	0.0%
18	65.2%	5.0%	29.8%	0.0%
17	64.3%	5.0%	30.7%	0.0%
16	63.4%	5.0%	31.6%	0.0%
15	61.6%	5.0%	33.4%	0.0%
14	60.6%	5.0%	34.4%	0.0%
13	59.9%	5.0%	35.1%	0.0%
12	58.4%	5.0%	36.6%	0.0%
11	57.3%	5.0%	37.7%	0.0%
10	56.2%	5.0%	38.8%	0.0%
9	55.0%	5.0%	40.0%	0.0%
8	53.9%	5.0%	41.1%	0.0%
7	52.8%	5.0%	42.2%	0.0%
6	51.7%	5.0%	43.3%	0.0%
5	51.7%	5.0%	43.3%	95.0%
4	49.4%	5.0%	45.6%	95.0%
3	48.3%	5.0%	46.7%	95.0%
2	47.2%	5.0%	47.8%	95.0%
1	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
1	43.8%	5.0%	51.2%	95.0%
2	42.7%	5.0%	52.3%	95.0%
3	41.5%	5.0%	53.5%	95.0%
4	40.4%	5.0%	54.6%	95.0%
5	39.3%	5.0%	55.7%	0.0%
6	38.2%	5.0%	56.8%	0.0%
7	37.0%	5.0%	58.0%	0.0%
8	35.9%	5.0%	59.1%	0.0%
9	34.8%	5.0%	60.2%	0.0%
10	33.7%	5.0%	61.3%	0.0%
11	32.5%	5.0%	62.5%	0.0%
12	32.5%	5.0%	62.5%	0.0%
13	32.5%	5.0%	62.5%	0.0%
14	32.5%	5.0%	62.5%	0.0%
15	32.5%	5.0%	62.5%	0.0%
16	32.5%	5.0%	62.5%	0.0%
17	32.5%	5.0%	62.5%	0.0%
18	32.5%	5.0%	62.5%	0.0%
19	32.5%	5.0%	62.5%	0.0%
20	32.5%	5.0%	62.5%	0.0%
21	32.5%	5.0%	62.5%	0.0%
22	32.5%	5.0%	62.5%	0.0%
23	32.5%	5.0%	62.5%	0.0%
24	32.5%	5.0%	62.5%	0.0%
25	32.5%	5.0%	62.5%	0.0%
26	32.5%	5.0%	62.5%	0.0%

Each fund generally seeks to maintain a certain Target Allocation. The following chart shows the allocation by retirement year for broad asset classes (equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds) to be effective on or about August 1, 2011.

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
45 years before	94%	6%	0%
40 years before	94%	6%	0%
35 years before	94%	6%	0%
30 years before	92%	8%	0%
25 years before	86%	14%	0%
20 years before	77%	23%	0%
15 years before	70%	25%	5%
10 years before	64%	31%	5%
5 years before	58%	37%	5%
Target Date/Retirement Year	54%	41%	5%
5 years after	47%	48%	5%
10 years after	41%	54%	5%
15 years after	35%	60%	5%
20 years after	35%	60%	5%
25 years after	35%	65%	0%

Each fund's Target Allocation to equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds to be effective on or about August 1, 2011 is shown in the table below:

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2015	58%	37%	5%
Target Retirement 2020	64%	31%	5%
Target Retirement 2025	70%	25%	5%
Target Retirement 2030	77%	23%	0%
Target Retirement 2035	86%	14%	0%
Target Retirement 2040	92%	8%	0%
Target Retirement 2045	94%	6%	0%
Target Retirement 2050	94%	6%	0%
Target Retirement Fund	35%	60%	5%

Target Retirement 2015 will enter its Dynamic Rebalancing Period on or about August 1, 2011 and, at times, may not follow the Target Allocation indicated by the glide path. The subadviser will revert to managing Target Retirement 2015 according to the Target Allocation at the end of the Dynamic Rebalancing Period after December 31, 2019.

During the Dynamic Rebalancing Period, a fund may deviate from the allocations described above in order to increase its exposure to short-term defensive instruments. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Certain risks

As a result of the funds' revised investment objectives, policies and strategies, each fund, except for Target Retirement Fund, will become subject to additional risks, as set forth below.

Affiliated funds risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs first and then redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs and other liquid securities are sold before affiliated underlying open-end mutual funds.

Allocation risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may allocate a significant portion of its assets to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund receives pending SEC exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are allocated to short-term defensive instruments or the fund engages in transactions to sell futures contracts short in order to reduce the fund's exposure to the underlying securities held by the fund and ETFs, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund allocates a higher proportion of its assets to short-term defensive instruments than the Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs, or its most liquid portfolio securities. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not serve to protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity (including real estate-related funds), fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Legg Mason Target Retirement 2015
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The Board of the funds has approved changes to the funds' investment objectives, policies and strategies that will become effective on or about August 1, 2011.

Revised investment objectives

Each fund will keep its current investment objective. In addition, for each fund except Target Retirement Fund, during the five years before and the five years after the fund's target retirement date as contained in its name (each fund's "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary investment objective. For Target Retirement 2015, the Dynamic Rebalancing Period will start on or about August 1, 2011.

Revised investment policies and strategies

Dynamic Rebalancing Period. During a fund's Dynamic Rebalancing Period, the fund will not be managed strictly according to its standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period. There is no assurance that this strategy will be successful.

If the fund receives pending exemptive relief from the Securities and Exchange Commission (the "SEC"), it may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of exchange-traded funds ("ETFs"), or its most liquid portfolio securities. In conjunction with selling shares of ETFs, or as an alternative, if the fund receives pending SEC exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). The subadviser, in its discretion, will determine the levels and timing for Dynamic Rebalancing.

Revised Glide Path and Target Allocations. Effective on or about August 1, 2011, the glide path and Target Allocations for each fund, including Target Retirement Fund, will change to add inflation-hedging funds as an asset class. In addition, the funds' allocations to real estate-related funds will be included within their allocations to equity funds.

The revised glide path is shown below:

Years to retirement	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
45	93.6%	0.0%	6.4%	0.0%
44	93.6%	0.0%	6.4%	0.0%
43	93.6%	0.0%	6.4%	0.0%
42	93.6%	0.0%	6.4%	0.0%
41	93.6%	0.0%	6.4%	0.0%
40	93.6%	0.0%	6.4%	0.0%
39	93.6%	0.0%	6.4%	0.0%
38	93.6%	0.0%	6.4%	0.0%
37	93.6%	0.0%	6.4%	0.0%
36	93.6%	0.0%	6.4%	0.0%
35	93.6%	0.0%	6.4%	0.0%
34	92.0%	0.0%	8.0%	0.0%
33	92.0%	0.0%	8.0%	0.0%
32	92.0%	0.0%	8.0%	0.0%
31	90.1%	0.0%	9.9%	0.0%
30	87.7%	0.0%	12.3%	0.0%
29	85.6%	0.0%	14.4%	0.0%
28	83.5%	0.0%	16.5%	0.0%
27	81.4%	0.0%	18.6%	0.0%
26	79.4%	0.0%	20.6%	0.0%
25	77.5%	0.0%	22.5%	0.0%
24	76.6%	0.0%	23.4%	0.0%
23	74.9%	0.0%	25.1%	0.0%
22	73.1%	0.0%	26.9%	0.0%
21	72.2%	0.0%	27.8%	0.0%
20	67.2%	5.0%	27.8%	0.0%
19	66.1%	5.0%	28.9%	0.0%
18	65.2%	5.0%	29.8%	0.0%
17	64.3%	5.0%	30.7%	0.0%
16	63.4%	5.0%	31.6%	0.0%
15	61.6%	5.0%	33.4%	0.0%
14	60.6%	5.0%	34.4%	0.0%
13	59.9%	5.0%	35.1%	0.0%
12	58.4%	5.0%	36.6%	0.0%
11	57.3%	5.0%	37.7%	0.0%
10	56.2%	5.0%	38.8%	0.0%
9	55.0%	5.0%	40.0%	0.0%
8	53.9%	5.0%	41.1%	0.0%
7	52.8%	5.0%	42.2%	0.0%
6	51.7%	5.0%	43.3%	0.0%
5	51.7%	5.0%	43.3%	95.0%
4	49.4%	5.0%	45.6%	95.0%
3	48.3%	5.0%	46.7%	95.0%
2	47.2%	5.0%	47.8%	95.0%
1	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
1	43.8%	5.0%	51.2%	95.0%
2	42.7%	5.0%	52.3%	95.0%
3	41.5%	5.0%	53.5%	95.0%
4	40.4%	5.0%	54.6%	95.0%
5	39.3%	5.0%	55.7%	0.0%
6	38.2%	5.0%	56.8%	0.0%
7	37.0%	5.0%	58.0%	0.0%
8	35.9%	5.0%	59.1%	0.0%
9	34.8%	5.0%	60.2%	0.0%
10	33.7%	5.0%	61.3%	0.0%
11	32.5%	5.0%	62.5%	0.0%
12	32.5%	5.0%	62.5%	0.0%
13	32.5%	5.0%	62.5%	0.0%
14	32.5%	5.0%	62.5%	0.0%
15	32.5%	5.0%	62.5%	0.0%
16	32.5%	5.0%	62.5%	0.0%
17	32.5%	5.0%	62.5%	0.0%
18	32.5%	5.0%	62.5%	0.0%
19	32.5%	5.0%	62.5%	0.0%
20	32.5%	5.0%	62.5%	0.0%
21	32.5%	5.0%	62.5%	0.0%
22	32.5%	5.0%	62.5%	0.0%
23	32.5%	5.0%	62.5%	0.0%
24	32.5%	5.0%	62.5%	0.0%
25	32.5%	5.0%	62.5%	0.0%
26	32.5%	5.0%	62.5%	0.0%

Each fund generally seeks to maintain a certain Target Allocation. The following chart shows the allocation by retirement year for broad asset classes (equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds) to be effective on or about August 1, 2011.

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
45 years before	94%	6%	0%
40 years before	94%	6%	0%
35 years before	94%	6%	0%
30 years before	92%	8%	0%
25 years before	86%	14%	0%
20 years before	77%	23%	0%
15 years before	70%	25%	5%
10 years before	64%	31%	5%
5 years before	58%	37%	5%
Target Date/Retirement Year	54%	41%	5%
5 years after	47%	48%	5%
10 years after	41%	54%	5%
15 years after	35%	60%	5%
20 years after	35%	60%	5%
25 years after	35%	65%	0%

Each fund's Target Allocation to equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds to be effective on or about August 1, 2011 is shown in the table below:

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2015	58%	37%	5%
Target Retirement 2020	64%	31%	5%
Target Retirement 2025	70%	25%	5%
Target Retirement 2030	77%	23%	0%
Target Retirement 2035	86%	14%	0%
Target Retirement 2040	92%	8%	0%
Target Retirement 2045	94%	6%	0%
Target Retirement 2050	94%	6%	0%
Target Retirement Fund	35%	60%	5%

Target Retirement 2015 will enter its Dynamic Rebalancing Period on or about August 1, 2011 and, at times, may not follow the Target Allocation indicated by the glide path. The subadviser will revert to managing Target Retirement 2015 according to the Target Allocation at the end of the Dynamic Rebalancing Period after December 31, 2019.

During the Dynamic Rebalancing Period, a fund may deviate from the allocations described above in order to increase its exposure to short-term defensive instruments. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Certain risks

As a result of the funds' revised investment objectives, policies and strategies, each fund, except for Target Retirement Fund, will become subject to additional risks, as set forth below.

Affiliated funds risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs first and then redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs and other liquid securities are sold before affiliated underlying open-end mutual funds.

Allocation risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may allocate a significant portion of its assets to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund receives pending SEC exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are allocated to short-term defensive instruments or the fund engages in transactions to sell futures contracts short in order to reduce the fund's exposure to the underlying securities held by the fund and ETFs, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund allocates a higher proportion of its assets to short-term defensive instruments than the Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs, or its most liquid portfolio securities. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not serve to protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity (including real estate-related funds), fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Legg Mason Target Retirement 2020
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The Board of the funds has approved changes to the funds' investment objectives, policies and strategies that will become effective on or about August 1, 2011.

Revised investment objectives

Each fund will keep its current investment objective. In addition, for each fund except Target Retirement Fund, during the five years before and the five years after the fund's target retirement date as contained in its name (each fund's "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary investment objective. For Target Retirement 2015, the Dynamic Rebalancing Period will start on or about August 1, 2011.

Revised investment policies and strategies

Dynamic Rebalancing Period. During a fund's Dynamic Rebalancing Period, the fund will not be managed strictly according to its standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period. There is no assurance that this strategy will be successful.

If the fund receives pending exemptive relief from the Securities and Exchange Commission (the "SEC"), it may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of exchange-traded funds ("ETFs"), or its most liquid portfolio securities. In conjunction with selling shares of ETFs, or as an alternative, if the fund receives pending SEC exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). The subadviser, in its discretion, will determine the levels and timing for Dynamic Rebalancing.

Revised Glide Path and Target Allocations. Effective on or about August 1, 2011, the glide path and Target Allocations for each fund, including Target Retirement Fund, will change to add inflation-hedging funds as an asset class. In addition, the funds' allocations to real estate-related funds will be included within their allocations to equity funds.

The revised glide path is shown below:

Years to retirement	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
45	93.6%	0.0%	6.4%	0.0%
44	93.6%	0.0%	6.4%	0.0%
43	93.6%	0.0%	6.4%	0.0%
42	93.6%	0.0%	6.4%	0.0%
41	93.6%	0.0%	6.4%	0.0%
40	93.6%	0.0%	6.4%	0.0%
39	93.6%	0.0%	6.4%	0.0%
38	93.6%	0.0%	6.4%	0.0%
37	93.6%	0.0%	6.4%	0.0%
36	93.6%	0.0%	6.4%	0.0%
35	93.6%	0.0%	6.4%	0.0%
34	92.0%	0.0%	8.0%	0.0%
33	92.0%	0.0%	8.0%	0.0%
32	92.0%	0.0%	8.0%	0.0%
31	90.1%	0.0%	9.9%	0.0%
30	87.7%	0.0%	12.3%	0.0%
29	85.6%	0.0%	14.4%	0.0%
28	83.5%	0.0%	16.5%	0.0%
27	81.4%	0.0%	18.6%	0.0%
26	79.4%	0.0%	20.6%	0.0%
25	77.5%	0.0%	22.5%	0.0%
24	76.6%	0.0%	23.4%	0.0%
23	74.9%	0.0%	25.1%	0.0%
22	73.1%	0.0%	26.9%	0.0%
21	72.2%	0.0%	27.8%	0.0%
20	67.2%	5.0%	27.8%	0.0%
19	66.1%	5.0%	28.9%	0.0%
18	65.2%	5.0%	29.8%	0.0%
17	64.3%	5.0%	30.7%	0.0%
16	63.4%	5.0%	31.6%	0.0%
15	61.6%	5.0%	33.4%	0.0%
14	60.6%	5.0%	34.4%	0.0%
13	59.9%	5.0%	35.1%	0.0%
12	58.4%	5.0%	36.6%	0.0%
11	57.3%	5.0%	37.7%	0.0%
10	56.2%	5.0%	38.8%	0.0%
9	55.0%	5.0%	40.0%	0.0%
8	53.9%	5.0%	41.1%	0.0%
7	52.8%	5.0%	42.2%	0.0%
6	51.7%	5.0%	43.3%	0.0%
5	51.7%	5.0%	43.3%	95.0%
4	49.4%	5.0%	45.6%	95.0%
3	48.3%	5.0%	46.7%	95.0%
2	47.2%	5.0%	47.8%	95.0%
1	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
1	43.8%	5.0%	51.2%	95.0%
2	42.7%	5.0%	52.3%	95.0%
3	41.5%	5.0%	53.5%	95.0%
4	40.4%	5.0%	54.6%	95.0%
5	39.3%	5.0%	55.7%	0.0%
6	38.2%	5.0%	56.8%	0.0%
7	37.0%	5.0%	58.0%	0.0%
8	35.9%	5.0%	59.1%	0.0%
9	34.8%	5.0%	60.2%	0.0%
10	33.7%	5.0%	61.3%	0.0%
11	32.5%	5.0%	62.5%	0.0%
12	32.5%	5.0%	62.5%	0.0%
13	32.5%	5.0%	62.5%	0.0%
14	32.5%	5.0%	62.5%	0.0%
15	32.5%	5.0%	62.5%	0.0%
16	32.5%	5.0%	62.5%	0.0%
17	32.5%	5.0%	62.5%	0.0%
18	32.5%	5.0%	62.5%	0.0%
19	32.5%	5.0%	62.5%	0.0%
20	32.5%	5.0%	62.5%	0.0%
21	32.5%	5.0%	62.5%	0.0%
22	32.5%	5.0%	62.5%	0.0%
23	32.5%	5.0%	62.5%	0.0%
24	32.5%	5.0%	62.5%	0.0%
25	32.5%	5.0%	62.5%	0.0%
26	32.5%	5.0%	62.5%	0.0%

Each fund generally seeks to maintain a certain Target Allocation. The following chart shows the allocation by retirement year for broad asset classes (equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds) to be effective on or about August 1, 2011.

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
45 years before	94%	6%	0%
40 years before	94%	6%	0%
35 years before	94%	6%	0%
30 years before	92%	8%	0%
25 years before	86%	14%	0%
20 years before	77%	23%	0%
15 years before	70%	25%	5%
10 years before	64%	31%	5%
5 years before	58%	37%	5%
Target Date/Retirement Year	54%	41%	5%
5 years after	47%	48%	5%
10 years after	41%	54%	5%
15 years after	35%	60%	5%
20 years after	35%	60%	5%
25 years after	35%	65%	0%

Each fund's Target Allocation to equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds to be effective on or about August 1, 2011 is shown in the table below:

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2015	58%	37%	5%
Target Retirement 2020	64%	31%	5%
Target Retirement 2025	70%	25%	5%
Target Retirement 2030	77%	23%	0%
Target Retirement 2035	86%	14%	0%
Target Retirement 2040	92%	8%	0%
Target Retirement 2045	94%	6%	0%
Target Retirement 2050	94%	6%	0%
Target Retirement Fund	35%	60%	5%

During the Dynamic Rebalancing Period, a fund may deviate from the allocations described above in order to increase its exposure to short-term defensive instruments. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Certain risks

As a result of the funds' revised investment objectives, policies and strategies, each fund, except for Target Retirement Fund, will become subject to additional risks, as set forth below.

Affiliated funds risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs first and then redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs and other liquid securities are sold before affiliated underlying open-end mutual funds.

Allocation risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may allocate a significant portion of its assets to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund receives pending SEC exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are allocated to short-term defensive instruments or the fund engages in transactions to sell futures contracts short in order to reduce the fund's exposure to the underlying securities held by the fund and ETFs, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund allocates a higher proportion of its assets to short-term defensive instruments than the Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs, or its most liquid portfolio securities. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not serve to protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity (including real estate-related funds), fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Legg Mason Target Retirement 2025
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The Board of the funds has approved changes to the funds' investment objectives, policies and strategies that will become effective on or about August 1, 2011.

Revised investment objectives

Each fund will keep its current investment objective. In addition, for each fund except Target Retirement Fund, during the five years before and the five years after the fund's target retirement date as contained in its name (each fund's "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary investment objective. For Target Retirement 2015, the Dynamic Rebalancing Period will start on or about August 1, 2011.

Revised investment policies and strategies

Dynamic Rebalancing Period. During a fund's Dynamic Rebalancing Period, the fund will not be managed strictly according to its standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period. There is no assurance that this strategy will be successful.

If the fund receives pending exemptive relief from the Securities and Exchange Commission (the "SEC"), it may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of exchange-traded funds ("ETFs"), or its most liquid portfolio securities. In conjunction with selling shares of ETFs, or as an alternative, if the fund receives pending SEC exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). The subadviser, in its discretion, will determine the levels and timing for Dynamic Rebalancing.

Revised Glide Path and Target Allocations. Effective on or about August 1, 2011, the glide path and Target Allocations for each fund, including Target Retirement Fund, will change to add inflation-hedging funds as an asset class. In addition, the funds' allocations to real estate-related funds will be included within their allocations to equity funds.

The revised glide path is shown below:

Years to retirement	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
45	93.6%	0.0%	6.4%	0.0%
44	93.6%	0.0%	6.4%	0.0%
43	93.6%	0.0%	6.4%	0.0%
42	93.6%	0.0%	6.4%	0.0%
41	93.6%	0.0%	6.4%	0.0%
40	93.6%	0.0%	6.4%	0.0%
39	93.6%	0.0%	6.4%	0.0%
38	93.6%	0.0%	6.4%	0.0%
37	93.6%	0.0%	6.4%	0.0%
36	93.6%	0.0%	6.4%	0.0%
35	93.6%	0.0%	6.4%	0.0%
34	92.0%	0.0%	8.0%	0.0%
33	92.0%	0.0%	8.0%	0.0%
32	92.0%	0.0%	8.0%	0.0%
31	90.1%	0.0%	9.9%	0.0%
30	87.7%	0.0%	12.3%	0.0%
29	85.6%	0.0%	14.4%	0.0%
28	83.5%	0.0%	16.5%	0.0%
27	81.4%	0.0%	18.6%	0.0%
26	79.4%	0.0%	20.6%	0.0%
25	77.5%	0.0%	22.5%	0.0%
24	76.6%	0.0%	23.4%	0.0%
23	74.9%	0.0%	25.1%	0.0%
22	73.1%	0.0%	26.9%	0.0%
21	72.2%	0.0%	27.8%	0.0%
20	67.2%	5.0%	27.8%	0.0%
19	66.1%	5.0%	28.9%	0.0%
18	65.2%	5.0%	29.8%	0.0%
17	64.3%	5.0%	30.7%	0.0%
16	63.4%	5.0%	31.6%	0.0%
15	61.6%	5.0%	33.4%	0.0%
14	60.6%	5.0%	34.4%	0.0%
13	59.9%	5.0%	35.1%	0.0%
12	58.4%	5.0%	36.6%	0.0%
11	57.3%	5.0%	37.7%	0.0%
10	56.2%	5.0%	38.8%	0.0%
9	55.0%	5.0%	40.0%	0.0%
8	53.9%	5.0%	41.1%	0.0%
7	52.8%	5.0%	42.2%	0.0%
6	51.7%	5.0%	43.3%	0.0%
5	51.7%	5.0%	43.3%	95.0%
4	49.4%	5.0%	45.6%	95.0%
3	48.3%	5.0%	46.7%	95.0%
2	47.2%	5.0%	47.8%	95.0%
1	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
1	43.8%	5.0%	51.2%	95.0%
2	42.7%	5.0%	52.3%	95.0%
3	41.5%	5.0%	53.5%	95.0%
4	40.4%	5.0%	54.6%	95.0%
5	39.3%	5.0%	55.7%	0.0%
6	38.2%	5.0%	56.8%	0.0%
7	37.0%	5.0%	58.0%	0.0%
8	35.9%	5.0%	59.1%	0.0%
9	34.8%	5.0%	60.2%	0.0%
10	33.7%	5.0%	61.3%	0.0%
11	32.5%	5.0%	62.5%	0.0%
12	32.5%	5.0%	62.5%	0.0%
13	32.5%	5.0%	62.5%	0.0%
14	32.5%	5.0%	62.5%	0.0%
15	32.5%	5.0%	62.5%	0.0%
16	32.5%	5.0%	62.5%	0.0%
17	32.5%	5.0%	62.5%	0.0%
18	32.5%	5.0%	62.5%	0.0%
19	32.5%	5.0%	62.5%	0.0%
20	32.5%	5.0%	62.5%	0.0%
21	32.5%	5.0%	62.5%	0.0%
22	32.5%	5.0%	62.5%	0.0%
23	32.5%	5.0%	62.5%	0.0%
24	32.5%	5.0%	62.5%	0.0%
25	32.5%	5.0%	62.5%	0.0%
26	32.5%	5.0%	62.5%	0.0%

Each fund generally seeks to maintain a certain Target Allocation. The following chart shows the allocation by retirement year for broad asset classes (equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds) to be effective on or about August 1, 2011.

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
45 years before	94%	6%	0%
40 years before	94%	6%	0%
35 years before	94%	6%	0%
30 years before	92%	8%	0%
25 years before	86%	14%	0%
20 years before	77%	23%	0%
15 years before	70%	25%	5%
10 years before	64%	31%	5%
5 years before	58%	37%	5%
Target Date/Retirement Year	54%	41%	5%
5 years after	47%	48%	5%
10 years after	41%	54%	5%
15 years after	35%	60%	5%
20 years after	35%	60%	5%
25 years after	35%	65%	0%

Each fund's Target Allocation to equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds to be effective on or about August 1, 2011 is shown in the table below:

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2015	58%	37%	5%
Target Retirement 2020	64%	31%	5%
Target Retirement 2025	70%	25%	5%
Target Retirement 2030	77%	23%	0%
Target Retirement 2035	86%	14%	0%
Target Retirement 2040	92%	8%	0%
Target Retirement 2045	94%	6%	0%
Target Retirement 2050	94%	6%	0%
Target Retirement Fund	35%	60%	5%

During the Dynamic Rebalancing Period, a fund may deviate from the allocations described above in order to increase its exposure to short-term defensive instruments. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Certain risks

As a result of the funds' revised investment objectives, policies and strategies, each fund, except for Target Retirement Fund, will become subject to additional risks, as set forth below.

Affiliated funds risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs first and then redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs and other liquid securities are sold before affiliated underlying open-end mutual funds.

Allocation risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may allocate a significant portion of its assets to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund receives pending SEC exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are allocated to short-term defensive instruments or the fund engages in transactions to sell futures contracts short in order to reduce the fund's exposure to the underlying securities held by the fund and ETFs, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund allocates a higher proportion of its assets to short-term defensive instruments than the Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs, or its most liquid portfolio securities. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not serve to protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity (including real estate-related funds), fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Legg Mason Target Retirement 2030
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The Board of the funds has approved changes to the funds' investment objectives, policies and strategies that will become effective on or about August 1, 2011.

Revised investment objectives

Each fund will keep its current investment objective. In addition, for each fund except Target Retirement Fund, during the five years before and the five years after the fund's target retirement date as contained in its name (each fund's "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary investment objective. For Target Retirement 2015, the Dynamic Rebalancing Period will start on or about August 1, 2011.

Revised investment policies and strategies

Dynamic Rebalancing Period. During a fund's Dynamic Rebalancing Period, the fund will not be managed strictly according to its standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period. There is no assurance that this strategy will be successful.

If the fund receives pending exemptive relief from the Securities and Exchange Commission (the "SEC"), it may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of exchange-traded funds ("ETFs"), or its most liquid portfolio securities. In conjunction with selling shares of ETFs, or as an alternative, if the fund receives pending SEC exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). The subadviser, in its discretion, will determine the levels and timing for Dynamic Rebalancing.

Revised Glide Path and Target Allocations. Effective on or about August 1, 2011, the glide path and Target Allocations for each fund, including Target Retirement Fund, will change to add inflation-hedging funds as an asset class. In addition, the funds' allocations to real estate-related funds will be included within their allocations to equity funds.

The revised glide path is shown below:

Years to retirement	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
45	93.6%	0.0%	6.4%	0.0%
44	93.6%	0.0%	6.4%	0.0%
43	93.6%	0.0%	6.4%	0.0%
42	93.6%	0.0%	6.4%	0.0%
41	93.6%	0.0%	6.4%	0.0%
40	93.6%	0.0%	6.4%	0.0%
39	93.6%	0.0%	6.4%	0.0%
38	93.6%	0.0%	6.4%	0.0%
37	93.6%	0.0%	6.4%	0.0%
36	93.6%	0.0%	6.4%	0.0%
35	93.6%	0.0%	6.4%	0.0%
34	92.0%	0.0%	8.0%	0.0%
33	92.0%	0.0%	8.0%	0.0%
32	92.0%	0.0%	8.0%	0.0%
31	90.1%	0.0%	9.9%	0.0%
30	87.7%	0.0%	12.3%	0.0%
29	85.6%	0.0%	14.4%	0.0%
28	83.5%	0.0%	16.5%	0.0%
27	81.4%	0.0%	18.6%	0.0%
26	79.4%	0.0%	20.6%	0.0%
25	77.5%	0.0%	22.5%	0.0%
24	76.6%	0.0%	23.4%	0.0%
23	74.9%	0.0%	25.1%	0.0%
22	73.1%	0.0%	26.9%	0.0%
21	72.2%	0.0%	27.8%	0.0%
20	67.2%	5.0%	27.8%	0.0%
19	66.1%	5.0%	28.9%	0.0%
18	65.2%	5.0%	29.8%	0.0%
17	64.3%	5.0%	30.7%	0.0%
16	63.4%	5.0%	31.6%	0.0%
15	61.6%	5.0%	33.4%	0.0%
14	60.6%	5.0%	34.4%	0.0%
13	59.9%	5.0%	35.1%	0.0%
12	58.4%	5.0%	36.6%	0.0%
11	57.3%	5.0%	37.7%	0.0%
10	56.2%	5.0%	38.8%	0.0%
9	55.0%	5.0%	40.0%	0.0%
8	53.9%	5.0%	41.1%	0.0%
7	52.8%	5.0%	42.2%	0.0%
6	51.7%	5.0%	43.3%	0.0%
5	51.7%	5.0%	43.3%	95.0%
4	49.4%	5.0%	45.6%	95.0%
3	48.3%	5.0%	46.7%	95.0%
2	47.2%	5.0%	47.8%	95.0%
1	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
1	43.8%	5.0%	51.2%	95.0%
2	42.7%	5.0%	52.3%	95.0%
3	41.5%	5.0%	53.5%	95.0%
4	40.4%	5.0%	54.6%	95.0%
5	39.3%	5.0%	55.7%	0.0%
6	38.2%	5.0%	56.8%	0.0%
7	37.0%	5.0%	58.0%	0.0%
8	35.9%	5.0%	59.1%	0.0%
9	34.8%	5.0%	60.2%	0.0%
10	33.7%	5.0%	61.3%	0.0%
11	32.5%	5.0%	62.5%	0.0%
12	32.5%	5.0%	62.5%	0.0%
13	32.5%	5.0%	62.5%	0.0%
14	32.5%	5.0%	62.5%	0.0%
15	32.5%	5.0%	62.5%	0.0%
16	32.5%	5.0%	62.5%	0.0%
17	32.5%	5.0%	62.5%	0.0%
18	32.5%	5.0%	62.5%	0.0%
19	32.5%	5.0%	62.5%	0.0%
20	32.5%	5.0%	62.5%	0.0%
21	32.5%	5.0%	62.5%	0.0%
22	32.5%	5.0%	62.5%	0.0%
23	32.5%	5.0%	62.5%	0.0%
24	32.5%	5.0%	62.5%	0.0%
25	32.5%	5.0%	62.5%	0.0%
26	32.5%	5.0%	62.5%	0.0%

Each fund generally seeks to maintain a certain Target Allocation. The following chart shows the allocation by retirement year for broad asset classes (equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds) to be effective on or about August 1, 2011.

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
45 years before	94%	6%	0%
40 years before	94%	6%	0%
35 years before	94%	6%	0%
30 years before	92%	8%	0%
25 years before	86%	14%	0%
20 years before	77%	23%	0%
15 years before	70%	25%	5%
10 years before	64%	31%	5%
5 years before	58%	37%	5%
Target Date/Retirement Year	54%	41%	5%
5 years after	47%	48%	5%
10 years after	41%	54%	5%
15 years after	35%	60%	5%
20 years after	35%	60%	5%
25 years after	35%	65%	0%

Each fund's Target Allocation to equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds to be effective on or about August 1, 2011 is shown in the table below:

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2015	58%	37%	5%
Target Retirement 2020	64%	31%	5%
Target Retirement 2025	70%	25%	5%
Target Retirement 2030	77%	23%	0%
Target Retirement 2035	86%	14%	0%
Target Retirement 2040	92%	8%	0%
Target Retirement 2045	94%	6%	0%
Target Retirement 2050	94%	6%	0%
Target Retirement Fund	35%	60%	5%

During the Dynamic Rebalancing Period, a fund may deviate from the allocations described above in order to increase its exposure to short-term defensive instruments. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Certain risks

As a result of the funds' revised investment objectives, policies and strategies, each fund, except for Target Retirement Fund, will become subject to additional risks, as set forth below.

Affiliated funds risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs first and then redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs and other liquid securities are sold before affiliated underlying open-end mutual funds.

Allocation risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may allocate a significant portion of its assets to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund receives pending SEC exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are allocated to short-term defensive instruments or the fund engages in transactions to sell futures contracts short in order to reduce the fund's exposure to the underlying securities held by the fund and ETFs, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund allocates a higher proportion of its assets to short-term defensive instruments than the Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs, or its most liquid portfolio securities. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not serve to protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity (including real estate-related funds), fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Legg Mason Target Retirement 2035
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The Board of the funds has approved changes to the funds' investment objectives, policies and strategies that will become effective on or about August 1, 2011.

Revised investment objectives

Each fund will keep its current investment objective. In addition, for each fund except Target Retirement Fund, during the five years before and the five years after the fund's target retirement date as contained in its name (each fund's "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary investment objective. For Target Retirement 2015, the Dynamic Rebalancing Period will start on or about August 1, 2011.

Revised investment policies and strategies

Dynamic Rebalancing Period. During a fund's Dynamic Rebalancing Period, the fund will not be managed strictly according to its standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period. There is no assurance that this strategy will be successful.

If the fund receives pending exemptive relief from the Securities and Exchange Commission (the "SEC"), it may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of exchange-traded funds ("ETFs"), or its most liquid portfolio securities. In conjunction with selling shares of ETFs, or as an alternative, if the fund receives pending SEC exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). The subadviser, in its discretion, will determine the levels and timing for Dynamic Rebalancing.

Revised Glide Path and Target Allocations. Effective on or about August 1, 2011, the glide path and Target Allocations for each fund, including Target Retirement Fund, will change to add inflation-hedging funds as an asset class. In addition, the funds' allocations to real estate-related funds will be included within their allocations to equity funds.

The revised glide path is shown below:

Years to retirement	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
45	93.6%	0.0%	6.4%	0.0%
44	93.6%	0.0%	6.4%	0.0%
43	93.6%	0.0%	6.4%	0.0%
42	93.6%	0.0%	6.4%	0.0%
41	93.6%	0.0%	6.4%	0.0%
40	93.6%	0.0%	6.4%	0.0%
39	93.6%	0.0%	6.4%	0.0%
38	93.6%	0.0%	6.4%	0.0%
37	93.6%	0.0%	6.4%	0.0%
36	93.6%	0.0%	6.4%	0.0%
35	93.6%	0.0%	6.4%	0.0%
34	92.0%	0.0%	8.0%	0.0%
33	92.0%	0.0%	8.0%	0.0%
32	92.0%	0.0%	8.0%	0.0%
31	90.1%	0.0%	9.9%	0.0%
30	87.7%	0.0%	12.3%	0.0%
29	85.6%	0.0%	14.4%	0.0%
28	83.5%	0.0%	16.5%	0.0%
27	81.4%	0.0%	18.6%	0.0%
26	79.4%	0.0%	20.6%	0.0%
25	77.5%	0.0%	22.5%	0.0%
24	76.6%	0.0%	23.4%	0.0%
23	74.9%	0.0%	25.1%	0.0%
22	73.1%	0.0%	26.9%	0.0%
21	72.2%	0.0%	27.8%	0.0%
20	67.2%	5.0%	27.8%	0.0%
19	66.1%	5.0%	28.9%	0.0%
18	65.2%	5.0%	29.8%	0.0%
17	64.3%	5.0%	30.7%	0.0%
16	63.4%	5.0%	31.6%	0.0%
15	61.6%	5.0%	33.4%	0.0%
14	60.6%	5.0%	34.4%	0.0%
13	59.9%	5.0%	35.1%	0.0%
12	58.4%	5.0%	36.6%	0.0%
11	57.3%	5.0%	37.7%	0.0%
10	56.2%	5.0%	38.8%	0.0%
9	55.0%	5.0%	40.0%	0.0%
8	53.9%	5.0%	41.1%	0.0%
7	52.8%	5.0%	42.2%	0.0%
6	51.7%	5.0%	43.3%	0.0%
5	51.7%	5.0%	43.3%	95.0%
4	49.4%	5.0%	45.6%	95.0%
3	48.3%	5.0%	46.7%	95.0%
2	47.2%	5.0%	47.8%	95.0%
1	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
1	43.8%	5.0%	51.2%	95.0%
2	42.7%	5.0%	52.3%	95.0%
3	41.5%	5.0%	53.5%	95.0%
4	40.4%	5.0%	54.6%	95.0%
5	39.3%	5.0%	55.7%	0.0%
6	38.2%	5.0%	56.8%	0.0%
7	37.0%	5.0%	58.0%	0.0%
8	35.9%	5.0%	59.1%	0.0%
9	34.8%	5.0%	60.2%	0.0%
10	33.7%	5.0%	61.3%	0.0%
11	32.5%	5.0%	62.5%	0.0%
12	32.5%	5.0%	62.5%	0.0%
13	32.5%	5.0%	62.5%	0.0%
14	32.5%	5.0%	62.5%	0.0%
15	32.5%	5.0%	62.5%	0.0%
16	32.5%	5.0%	62.5%	0.0%
17	32.5%	5.0%	62.5%	0.0%
18	32.5%	5.0%	62.5%	0.0%
19	32.5%	5.0%	62.5%	0.0%
20	32.5%	5.0%	62.5%	0.0%
21	32.5%	5.0%	62.5%	0.0%
22	32.5%	5.0%	62.5%	0.0%
23	32.5%	5.0%	62.5%	0.0%
24	32.5%	5.0%	62.5%	0.0%
25	32.5%	5.0%	62.5%	0.0%
26	32.5%	5.0%	62.5%	0.0%

Each fund generally seeks to maintain a certain Target Allocation. The following chart shows the allocation by retirement year for broad asset classes (equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds) to be effective on or about August 1, 2011.

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
45 years before	94%	6%	0%
40 years before	94%	6%	0%
35 years before	94%	6%	0%
30 years before	92%	8%	0%
25 years before	86%	14%	0%
20 years before	77%	23%	0%
15 years before	70%	25%	5%
10 years before	64%	31%	5%
5 years before	58%	37%	5%
Target Date/Retirement Year	54%	41%	5%
5 years after	47%	48%	5%
10 years after	41%	54%	5%
15 years after	35%	60%	5%
20 years after	35%	60%	5%
25 years after	35%	65%	0%

Each fund's Target Allocation to equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds to be effective on or about August 1, 2011 is shown in the table below:

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2015	58%	37%	5%
Target Retirement 2020	64%	31%	5%
Target Retirement 2025	70%	25%	5%
Target Retirement 2030	77%	23%	0%
Target Retirement 2035	86%	14%	0%
Target Retirement 2040	92%	8%	0%
Target Retirement 2045	94%	6%	0%
Target Retirement 2050	94%	6%	0%
Target Retirement Fund	35%	60%	5%

During the Dynamic Rebalancing Period, a fund may deviate from the allocations described above in order to increase its exposure to short-term defensive instruments. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Certain risks

As a result of the funds' revised investment objectives, policies and strategies, each fund, except for Target Retirement Fund, will become subject to additional risks, as set forth below.

Affiliated funds risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs first and then redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs and other liquid securities are sold before affiliated underlying open-end mutual funds.

Allocation risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may allocate a significant portion of its assets to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund receives pending SEC exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are allocated to short-term defensive instruments or the fund engages in transactions to sell futures contracts short in order to reduce the fund's exposure to the underlying securities held by the fund and ETFs, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund allocates a higher proportion of its assets to short-term defensive instruments than the Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs, or its most liquid portfolio securities. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not serve to protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity (including real estate-related funds), fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Legg Mason Target Retirement 2040
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The Board of the funds has approved changes to the funds' investment objectives, policies and strategies that will become effective on or about August 1, 2011.

Revised investment objectives

Each fund will keep its current investment objective. In addition, for each fund except Target Retirement Fund, during the five years before and the five years after the fund's target retirement date as contained in its name (each fund's "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary investment objective. For Target Retirement 2015, the Dynamic Rebalancing Period will start on or about August 1, 2011.

Revised investment policies and strategies

Dynamic Rebalancing Period. During a fund's Dynamic Rebalancing Period, the fund will not be managed strictly according to its standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period. There is no assurance that this strategy will be successful.

If the fund receives pending exemptive relief from the Securities and Exchange Commission (the "SEC"), it may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of exchange-traded funds ("ETFs"), or its most liquid portfolio securities. In conjunction with selling shares of ETFs, or as an alternative, if the fund receives pending SEC exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). The subadviser, in its discretion, will determine the levels and timing for Dynamic Rebalancing.

Revised Glide Path and Target Allocations. Effective on or about August 1, 2011, the glide path and Target Allocations for each fund, including Target Retirement Fund, will change to add inflation-hedging funds as an asset class. In addition, the funds' allocations to real estate-related funds will be included within their allocations to equity funds.

The revised glide path is shown below:

Years to retirement	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
45	93.6%	0.0%	6.4%	0.0%
44	93.6%	0.0%	6.4%	0.0%
43	93.6%	0.0%	6.4%	0.0%
42	93.6%	0.0%	6.4%	0.0%
41	93.6%	0.0%	6.4%	0.0%
40	93.6%	0.0%	6.4%	0.0%
39	93.6%	0.0%	6.4%	0.0%
38	93.6%	0.0%	6.4%	0.0%
37	93.6%	0.0%	6.4%	0.0%
36	93.6%	0.0%	6.4%	0.0%
35	93.6%	0.0%	6.4%	0.0%
34	92.0%	0.0%	8.0%	0.0%
33	92.0%	0.0%	8.0%	0.0%
32	92.0%	0.0%	8.0%	0.0%
31	90.1%	0.0%	9.9%	0.0%
30	87.7%	0.0%	12.3%	0.0%
29	85.6%	0.0%	14.4%	0.0%
28	83.5%	0.0%	16.5%	0.0%
27	81.4%	0.0%	18.6%	0.0%
26	79.4%	0.0%	20.6%	0.0%
25	77.5%	0.0%	22.5%	0.0%
24	76.6%	0.0%	23.4%	0.0%
23	74.9%	0.0%	25.1%	0.0%
22	73.1%	0.0%	26.9%	0.0%
21	72.2%	0.0%	27.8%	0.0%
20	67.2%	5.0%	27.8%	0.0%
19	66.1%	5.0%	28.9%	0.0%
18	65.2%	5.0%	29.8%	0.0%
17	64.3%	5.0%	30.7%	0.0%
16	63.4%	5.0%	31.6%	0.0%
15	61.6%	5.0%	33.4%	0.0%
14	60.6%	5.0%	34.4%	0.0%
13	59.9%	5.0%	35.1%	0.0%
12	58.4%	5.0%	36.6%	0.0%
11	57.3%	5.0%	37.7%	0.0%
10	56.2%	5.0%	38.8%	0.0%
9	55.0%	5.0%	40.0%	0.0%
8	53.9%	5.0%	41.1%	0.0%
7	52.8%	5.0%	42.2%	0.0%
6	51.7%	5.0%	43.3%	0.0%
5	51.7%	5.0%	43.3%	95.0%
4	49.4%	5.0%	45.6%	95.0%
3	48.3%	5.0%	46.7%	95.0%
2	47.2%	5.0%	47.8%	95.0%
1	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
1	43.8%	5.0%	51.2%	95.0%
2	42.7%	5.0%	52.3%	95.0%
3	41.5%	5.0%	53.5%	95.0%
4	40.4%	5.0%	54.6%	95.0%
5	39.3%	5.0%	55.7%	0.0%
6	38.2%	5.0%	56.8%	0.0%
7	37.0%	5.0%	58.0%	0.0%
8	35.9%	5.0%	59.1%	0.0%
9	34.8%	5.0%	60.2%	0.0%
10	33.7%	5.0%	61.3%	0.0%
11	32.5%	5.0%	62.5%	0.0%
12	32.5%	5.0%	62.5%	0.0%
13	32.5%	5.0%	62.5%	0.0%
14	32.5%	5.0%	62.5%	0.0%
15	32.5%	5.0%	62.5%	0.0%
16	32.5%	5.0%	62.5%	0.0%
17	32.5%	5.0%	62.5%	0.0%
18	32.5%	5.0%	62.5%	0.0%
19	32.5%	5.0%	62.5%	0.0%
20	32.5%	5.0%	62.5%	0.0%
21	32.5%	5.0%	62.5%	0.0%
22	32.5%	5.0%	62.5%	0.0%
23	32.5%	5.0%	62.5%	0.0%
24	32.5%	5.0%	62.5%	0.0%
25	32.5%	5.0%	62.5%	0.0%
26	32.5%	5.0%	62.5%	0.0%
Each fund generally seeks to maintain a certain Target Allocation. The following chart shows the allocation by retirement year for broad asset classes (equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds) to be effective on or about August 1, 2011.

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
45 years before	94%	6%	0%
40 years before	94%	6%	0%
35 years before	94%	6%	0%
30 years before	92%	8%	0%
25 years before	86%	14%	0%
20 years before	77%	23%	0%
15 years before	70%	25%	5%
10 years before	64%	31%	5%
5 years before	58%	37%	5%
Target Date/Retirement Year	54%	41%	5%
5 years after	47%	48%	5%
10 years after	41%	54%	5%
15 years after	35%	60%	5%
20 years after	35%	60%	5%
25 years after	35%	65%	0%

Each fund's Target Allocation to equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds to be effective on or about August 1, 2011 is shown in the table below:

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2015	58%	37%	5%
Target Retirement 2020	64%	31%	5%
Target Retirement 2025	70%	25%	5%
Target Retirement 2030	77%	23%	0%
Target Retirement 2035	86%	14%	0%
Target Retirement 2040	92%	8%	0%
Target Retirement 2045	94%	6%	0%
Target Retirement 2050	94%	6%	0%
Target Retirement Fund	35%	60%	5%

During the Dynamic Rebalancing Period, a fund may deviate from the allocations described above in order to increase its exposure to short-term defensive instruments. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Certain risks

As a result of the funds' revised investment objectives, policies and strategies, each fund, except for Target Retirement Fund, will become subject to additional risks, as set forth below.

Affiliated funds risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs first and then redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs and other liquid securities are sold before affiliated underlying open-end mutual funds.

Allocation risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may allocate a significant portion of its assets to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund receives pending SEC exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are allocated to short-term defensive instruments or the fund engages in transactions to sell futures contracts short in order to reduce the fund's exposure to the underlying securities held by the fund and ETFs, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund allocates a higher proportion of its assets to short-term defensive instruments than the Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs, or its most liquid portfolio securities. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not serve to protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity (including real estate-related funds), fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Legg Mason Target Retirement 2045
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The Board of the funds has approved changes to the funds' investment objectives, policies and strategies that will become effective on or about August 1, 2011.

Revised investment objectives

Each fund will keep its current investment objective. In addition, for each fund except Target Retirement Fund, during the five years before and the five years after the fund's target retirement date as contained in its name (each fund's "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary investment objective. For Target Retirement 2015, the Dynamic Rebalancing Period will start on or about August 1, 2011.

Revised investment policies and strategies

Dynamic Rebalancing Period. During a fund's Dynamic Rebalancing Period, the fund will not be managed strictly according to its standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period. There is no assurance that this strategy will be successful.

If the fund receives pending exemptive relief from the Securities and Exchange Commission (the "SEC"), it may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of exchange-traded funds ("ETFs"), or its most liquid portfolio securities. In conjunction with selling shares of ETFs, or as an alternative, if the fund receives pending SEC exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). The subadviser, in its discretion, will determine the levels and timing for Dynamic Rebalancing.

Revised Glide Path and Target Allocations. Effective on or about August 1, 2011, the glide path and Target Allocations for each fund, including Target Retirement Fund, will change to add inflation-hedging funds as an asset class. In addition, the funds' allocations to real estate-related funds will be included within their allocations to equity funds.

The revised glide path is shown below:

Years to retirement	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
45	93.6%	0.0%	6.4%	0.0%
44	93.6%	0.0%	6.4%	0.0%
43	93.6%	0.0%	6.4%	0.0%
42	93.6%	0.0%	6.4%	0.0%
41	93.6%	0.0%	6.4%	0.0%
40	93.6%	0.0%	6.4%	0.0%
39	93.6%	0.0%	6.4%	0.0%
38	93.6%	0.0%	6.4%	0.0%
37	93.6%	0.0%	6.4%	0.0%
36	93.6%	0.0%	6.4%	0.0%
35	93.6%	0.0%	6.4%	0.0%
34	92.0%	0.0%	8.0%	0.0%
33	92.0%	0.0%	8.0%	0.0%
32	92.0%	0.0%	8.0%	0.0%
31	90.1%	0.0%	9.9%	0.0%
30	87.7%	0.0%	12.3%	0.0%
29	85.6%	0.0%	14.4%	0.0%
28	83.5%	0.0%	16.5%	0.0%
27	81.4%	0.0%	18.6%	0.0%
26	79.4%	0.0%	20.6%	0.0%
25	77.5%	0.0%	22.5%	0.0%
24	76.6%	0.0%	23.4%	0.0%
23	74.9%	0.0%	25.1%	0.0%
22	73.1%	0.0%	26.9%	0.0%
21	72.2%	0.0%	27.8%	0.0%
20	67.2%	5.0%	27.8%	0.0%
19	66.1%	5.0%	28.9%	0.0%
18	65.2%	5.0%	29.8%	0.0%
17	64.3%	5.0%	30.7%	0.0%
16	63.4%	5.0%	31.6%	0.0%
15	61.6%	5.0%	33.4%	0.0%
14	60.6%	5.0%	34.4%	0.0%
13	59.9%	5.0%	35.1%	0.0%
12	58.4%	5.0%	36.6%	0.0%
11	57.3%	5.0%	37.7%	0.0%
10	56.2%	5.0%	38.8%	0.0%
9	55.0%	5.0%	40.0%	0.0%
8	53.9%	5.0%	41.1%	0.0%
7	52.8%	5.0%	42.2%	0.0%
6	51.7%	5.0%	43.3%	0.0%
5	51.7%	5.0%	43.3%	95.0%
4	49.4%	5.0%	45.6%	95.0%
3	48.3%	5.0%	46.7%	95.0%
2	47.2%	5.0%	47.8%	95.0%
1	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
1	43.8%	5.0%	51.2%	95.0%
2	42.7%	5.0%	52.3%	95.0%
3	41.5%	5.0%	53.5%	95.0%
4	40.4%	5.0%	54.6%	95.0%
5	39.3%	5.0%	55.7%	0.0%
6	38.2%	5.0%	56.8%	0.0%
7	37.0%	5.0%	58.0%	0.0%
8	35.9%	5.0%	59.1%	0.0%
9	34.8%	5.0%	60.2%	0.0%
10	33.7%	5.0%	61.3%	0.0%
11	32.5%	5.0%	62.5%	0.0%
12	32.5%	5.0%	62.5%	0.0%
13	32.5%	5.0%	62.5%	0.0%
14	32.5%	5.0%	62.5%	0.0%
15	32.5%	5.0%	62.5%	0.0%
16	32.5%	5.0%	62.5%	0.0%
17	32.5%	5.0%	62.5%	0.0%
18	32.5%	5.0%	62.5%	0.0%
19	32.5%	5.0%	62.5%	0.0%
20	32.5%	5.0%	62.5%	0.0%
21	32.5%	5.0%	62.5%	0.0%
22	32.5%	5.0%	62.5%	0.0%
23	32.5%	5.0%	62.5%	0.0%
24	32.5%	5.0%	62.5%	0.0%
25	32.5%	5.0%	62.5%	0.0%
26	32.5%	5.0%	62.5%	0.0%

 Each fund generally seeks to maintain a certain Target Allocation. The following chart shows the allocation by retirement year for broad asset classes (equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds) to be effective on or about August 1, 2011.

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
45 years before	94%	6%	0%
40 years before	94%	6%	0%
35 years before	94%	6%	0%
30 years before	92%	8%	0%
25 years before	86%	14%	0%
20 years before	77%	23%	0%
15 years before	70%	25%	5%
10 years before	64%	31%	5%
5 years before	58%	37%	5%
Target Date/Retirement Year	54%	41%	5%
5 years after	47%	48%	5%
10 years after	41%	54%	5%
15 years after	35%	60%	5%
20 years after	35%	60%	5%
25 years after	35%	65%	0%

Each fund's Target Allocation to equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds to be effective on or about August 1, 2011 is shown in the table below:

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2015	58%	37%	5%
Target Retirement 2020	64%	31%	5%
Target Retirement 2025	70%	25%	5%
Target Retirement 2030	77%	23%	0%
Target Retirement 2035	86%	14%	0%
Target Retirement 2040	92%	8%	0%
Target Retirement 2045	94%	6%	0%
Target Retirement 2050	94%	6%	0%
Target Retirement Fund	35%	60%	5%

During the Dynamic Rebalancing Period, a fund may deviate from the allocations described above in order to increase its exposure to short-term defensive instruments. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Certain risks

As a result of the funds' revised investment objectives, policies and strategies, each fund, except for Target Retirement Fund, will become subject to additional risks, as set forth below.

Affiliated funds risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs first and then redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs and other liquid securities are sold before affiliated underlying open-end mutual funds.

Allocation risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may allocate a significant portion of its assets to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund receives pending SEC exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are allocated to short-term defensive instruments or the fund engages in transactions to sell futures contracts short in order to reduce the fund's exposure to the underlying securities held by the fund and ETFs, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund allocates a higher proportion of its assets to short-term defensive instruments than the Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs, or its most liquid portfolio securities. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not serve to protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity (including real estate-related funds), fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Legg Mason Target Retirement 2050
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The Board of the funds has approved changes to the funds' investment objectives, policies and strategies that will become effective on or about August 1, 2011.

Revised investment objectives

Each fund will keep its current investment objective. In addition, for each fund except Target Retirement Fund, during the five years before and the five years after the fund's target retirement date as contained in its name (each fund's "Dynamic Rebalancing Period"), the fund will seek to reduce volatility as a secondary investment objective. For Target Retirement 2015, the Dynamic Rebalancing Period will start on or about August 1, 2011.

Revised investment policies and strategies

Dynamic Rebalancing Period. During a fund's Dynamic Rebalancing Period, the fund will not be managed strictly according to its standard Target Allocation. Instead, the subadviser will implement a "Dynamic Risk Management" strategy based on fund performance. This strategy will seek to reduce the fund's market risk exposure and volatility with a smaller and disproportionate reduction in portfolio return by increasing or decreasing the fund's exposure to short-term defensive instruments. These short-term defensive instruments typically will include cash, money market funds or short-term fixed income funds. During the Dynamic Rebalancing Period, the subadviser will consider daily the appropriateness of an allocation to short-term defensive instruments greater than that contemplated by the standard Target Allocation. The fund's portfolio may have a significantly higher exposure to short-term defensive instruments, and correspondingly reduced exposure to long-term investments, during the Dynamic Rebalancing Period. There is no assurance that this strategy will be successful.

If the fund receives pending exemptive relief from the Securities and Exchange Commission (the "SEC"), it may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund's exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

In response to certain levels of negative fund performance, the subadviser may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments. In order to implement this strategy, the subadviser anticipates that it will initially attempt to sell shares of exchange-traded funds ("ETFs"), or its most liquid portfolio securities. In conjunction with selling shares of ETFs, or as an alternative, if the fund receives pending SEC exemptive relief, the fund may also engage in short sale transactions involving futures. Then, the subadviser would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). The subadviser, in its discretion, will determine the levels and timing for Dynamic Rebalancing.

Revised Glide Path and Target Allocations. Effective on or about August 1, 2011, the glide path and Target Allocations for each fund, including Target Retirement Fund, will change to add inflation-hedging funds as an asset class. In addition, the funds' allocations to real estate-related funds will be included within their allocations to equity funds.

The revised glide path is shown below:

Years to retirement	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
45	93.6%	0.0%	6.4%	0.0%
44	93.6%	0.0%	6.4%	0.0%
43	93.6%	0.0%	6.4%	0.0%
42	93.6%	0.0%	6.4%	0.0%
41	93.6%	0.0%	6.4%	0.0%
40	93.6%	0.0%	6.4%	0.0%
39	93.6%	0.0%	6.4%	0.0%
38	93.6%	0.0%	6.4%	0.0%
37	93.6%	0.0%	6.4%	0.0%
36	93.6%	0.0%	6.4%	0.0%
35	93.6%	0.0%	6.4%	0.0%
34	92.0%	0.0%	8.0%	0.0%
33	92.0%	0.0%	8.0%	0.0%
32	92.0%	0.0%	8.0%	0.0%
31	90.1%	0.0%	9.9%	0.0%
30	87.7%	0.0%	12.3%	0.0%
29	85.6%	0.0%	14.4%	0.0%
28	83.5%	0.0%	16.5%	0.0%
27	81.4%	0.0%	18.6%	0.0%
26	79.4%	0.0%	20.6%	0.0%
25	77.5%	0.0%	22.5%	0.0%
24	76.6%	0.0%	23.4%	0.0%
23	74.9%	0.0%	25.1%	0.0%
22	73.1%	0.0%	26.9%	0.0%
21	72.2%	0.0%	27.8%	0.0%
20	67.2%	5.0%	27.8%	0.0%
19	66.1%	5.0%	28.9%	0.0%
18	65.2%	5.0%	29.8%	0.0%
17	64.3%	5.0%	30.7%	0.0%
16	63.4%	5.0%	31.6%	0.0%
15	61.6%	5.0%	33.4%	0.0%
14	60.6%	5.0%	34.4%	0.0%
13	59.9%	5.0%	35.1%	0.0%
12	58.4%	5.0%	36.6%	0.0%
11	57.3%	5.0%	37.7%	0.0%
10	56.2%	5.0%	38.8%	0.0%
9	55.0%	5.0%	40.0%	0.0%
8	53.9%	5.0%	41.1%	0.0%
7	52.8%	5.0%	42.2%	0.0%
6	51.7%	5.0%	43.3%	0.0%
5	51.7%	5.0%	43.3%	95.0%
4	49.4%	5.0%	45.6%	95.0%
3	48.3%	5.0%	46.7%	95.0%
2	47.2%	5.0%	47.8%	95.0%
1	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
1	43.8%	5.0%	51.2%	95.0%
2	42.7%	5.0%	52.3%	95.0%
3	41.5%	5.0%	53.5%	95.0%
4	40.4%	5.0%	54.6%	95.0%
5	39.3%	5.0%	55.7%	0.0%
6	38.2%	5.0%	56.8%	0.0%
7	37.0%	5.0%	58.0%	0.0%
8	35.9%	5.0%	59.1%	0.0%
9	34.8%	5.0%	60.2%	0.0%
10	33.7%	5.0%	61.3%	0.0%
11	32.5%	5.0%	62.5%	0.0%
12	32.5%	5.0%	62.5%	0.0%
13	32.5%	5.0%	62.5%	0.0%
14	32.5%	5.0%	62.5%	0.0%
15	32.5%	5.0%	62.5%	0.0%
16	32.5%	5.0%	62.5%	0.0%
17	32.5%	5.0%	62.5%	0.0%
18	32.5%	5.0%	62.5%	0.0%
19	32.5%	5.0%	62.5%	0.0%
20	32.5%	5.0%	62.5%	0.0%
21	32.5%	5.0%	62.5%	0.0%
22	32.5%	5.0%	62.5%	0.0%
23	32.5%	5.0%	62.5%	0.0%
24	32.5%	5.0%	62.5%	0.0%
25	32.5%	5.0%	62.5%	0.0%
26	32.5%	5.0%	62.5%	0.0%

Each fund generally seeks to maintain a certain Target Allocation. The following chart shows the allocation by retirement year for broad asset classes (equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds) to be effective on or about August 1, 2011.

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
45 years before	94%	6%	0%
40 years before	94%	6%	0%
35 years before	94%	6%	0%
30 years before	92%	8%	0%
25 years before	86%	14%	0%
20 years before	77%	23%	0%
15 years before	70%	25%	5%
10 years before	64%	31%	5%
5 years before	58%	37%	5%
Target Date/Retirement Year	54%	41%	5%
5 years after	47%	48%	5%
10 years after	41%	54%	5%
15 years after	35%	60%	5%
20 years after	35%	60%	5%
25 years after	35%	65%	0%

Each fund's Target Allocation to equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds to be effective on or about August 1, 2011 is shown in the table below:

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2015	58%	37%	5%
Target Retirement 2020	64%	31%	5%
Target Retirement 2025	70%	25%	5%
Target Retirement 2030	77%	23%	0%
Target Retirement 2035	86%	14%	0%
Target Retirement 2040	92%	8%	0%
Target Retirement 2045	94%	6%	0%
Target Retirement 2050	94%	6%	0%
Target Retirement Fund	35%	60%	5%

During the Dynamic Rebalancing Period, a fund may deviate from the allocations described above in order to increase its exposure to short-term defensive instruments. From time to time, the subadviser may make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. The subadviser may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets.

Certain risks

As a result of the funds' revised investment objectives, policies and strategies, each fund, except for Target Retirement Fund, will become subject to additional risks, as set forth below.

Affiliated funds risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs first and then redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if ETFs and other liquid securities are sold before affiliated underlying open-end mutual funds.

Allocation risk. In addition to the risks to which the fund is currently subject, during the Dynamic Rebalancing Period, the fund will be subject to heightened allocation risk, as the portfolio managers will have greater discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses than if it were managed strictly according to the Target Allocation.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may allocate a significant portion of its assets to short-term defensive instruments, which typically will include cash, money market funds and short-term fixed income funds. If the fund receives pending SEC exemptive relief, the fund may also engage in short sales of futures related to any of the fund's long-term investments (including equity, fixed income and inflation-hedging investments). The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are allocated to short-term defensive instruments or the fund engages in transactions to sell futures contracts short in order to reduce the fund's exposure to the underlying securities held by the fund and ETFs, it may be more difficult for the fund to achieve long-term capital appreciation or high total returns. If the fund allocates a higher proportion of its assets to short-term defensive instruments than the Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Derivatives risk. Using derivatives, such as futures, may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic rebalancing risk. During the Dynamic Rebalancing Period, the subadviser anticipates that it will initially sell shares the fund holds in ETFs, or its most liquid portfolio securities. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their net asset values. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs during its Dynamic Rebalancing Period, which may reduce the fund's performance.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not serve to protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity (including real estate-related funds), fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Liquidity risk. Some securities held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or futures may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Legg Mason Target Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The Board of the funds has approved changes to the funds' investment objectives, policies and strategies that will become effective on or about August 1, 2011.

Revised investment policies and strategies

Revised Glide Path and Target Allocations. Effective on or about August 1, 2011, the glide path and Target Allocations for each fund, including Target Retirement Fund, will change to add inflation-hedging funds as an asset class. In addition, the funds' allocations to real estate-related funds will be included within their allocations to equity funds.

The revised glide path is shown below:

Years to retirement	Equity and equity-related funds	Inflation hedging funds (including inflation-linked fixed income and hard assets)	Fixed Income funds	Short-Term Defensive Instruments
45	93.6%	0.0%	6.4%	0.0%
44	93.6%	0.0%	6.4%	0.0%
43	93.6%	0.0%	6.4%	0.0%
42	93.6%	0.0%	6.4%	0.0%
41	93.6%	0.0%	6.4%	0.0%
40	93.6%	0.0%	6.4%	0.0%
39	93.6%	0.0%	6.4%	0.0%
38	93.6%	0.0%	6.4%	0.0%
37	93.6%	0.0%	6.4%	0.0%
36	93.6%	0.0%	6.4%	0.0%
35	93.6%	0.0%	6.4%	0.0%
34	92.0%	0.0%	8.0%	0.0%
33	92.0%	0.0%	8.0%	0.0%
32	92.0%	0.0%	8.0%	0.0%
31	90.1%	0.0%	9.9%	0.0%
30	87.7%	0.0%	12.3%	0.0%
29	85.6%	0.0%	14.4%	0.0%
28	83.5%	0.0%	16.5%	0.0%
27	81.4%	0.0%	18.6%	0.0%
26	79.4%	0.0%	20.6%	0.0%
25	77.5%	0.0%	22.5%	0.0%
24	76.6%	0.0%	23.4%	0.0%
23	74.9%	0.0%	25.1%	0.0%
22	73.1%	0.0%	26.9%	0.0%
21	72.2%	0.0%	27.8%	0.0%
20	67.2%	5.0%	27.8%	0.0%
19	66.1%	5.0%	28.9%	0.0%
18	65.2%	5.0%	29.8%	0.0%
17	64.3%	5.0%	30.7%	0.0%
16	63.4%	5.0%	31.6%	0.0%
15	61.6%	5.0%	33.4%	0.0%
14	60.6%	5.0%	34.4%	0.0%
13	59.9%	5.0%	35.1%	0.0%
12	58.4%	5.0%	36.6%	0.0%
11	57.3%	5.0%	37.7%	0.0%
10	56.2%	5.0%	38.8%	0.0%
9	55.0%	5.0%	40.0%	0.0%
8	53.9%	5.0%	41.1%	0.0%
7	52.8%	5.0%	42.2%	0.0%
6	51.7%	5.0%	43.3%	0.0%
5	51.7%	5.0%	43.3%	95.0%
4	49.4%	5.0%	45.6%	95.0%
3	48.3%	5.0%	46.7%	95.0%
2	47.2%	5.0%	47.8%	95.0%
1	46.0%	5.0%	49.0%	95.0%
0	44.9%	5.0%	50.1%	95.0%
1	43.8%	5.0%	51.2%	95.0%
2	42.7%	5.0%	52.3%	95.0%
3	41.5%	5.0%	53.5%	95.0%
4	40.4%	5.0%	54.6%	95.0%
5	39.3%	5.0%	55.7%	0.0%
6	38.2%	5.0%	56.8%	0.0%
7	37.0%	5.0%	58.0%	0.0%
8	35.9%	5.0%	59.1%	0.0%
9	34.8%	5.0%	60.2%	0.0%
10	33.7%	5.0%	61.3%	0.0%
11	32.5%	5.0%	62.5%	0.0%
12	32.5%	5.0%	62.5%	0.0%
13	32.5%	5.0%	62.5%	0.0%
14	32.5%	5.0%	62.5%	0.0%
15	32.5%	5.0%	62.5%	0.0%
16	32.5%	5.0%	62.5%	0.0%
17	32.5%	5.0%	62.5%	0.0%
18	32.5%	5.0%	62.5%	0.0%
19	32.5%	5.0%	62.5%	0.0%
20	32.5%	5.0%	62.5%	0.0%
21	32.5%	5.0%	62.5%	0.0%
22	32.5%	5.0%	62.5%	0.0%
23	32.5%	5.0%	62.5%	0.0%
24	32.5%	5.0%	62.5%	0.0%
25	32.5%	5.0%	62.5%	0.0%
26	32.5%	5.0%	62.5%	0.0%

Each fund generally seeks to maintain a certain Target Allocation. The following chart shows the allocation by retirement year for broad asset classes (equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds) to be effective on or about August 1, 2011.

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
45 years before	94%	6%	0%
40 years before	94%	6%	0%
35 years before	94%	6%	0%
30 years before	92%	8%	0%
25 years before	86%	14%	0%
20 years before	77%	23%	0%
15 years before	70%	25%	5%
10 years before	64%	31%	5%
5 years before	58%	37%	5%
Target Date/Retirement Year	54%	41%	5%
5 years after	47%	48%	5%
10 years after	41%	54%	5%
15 years after	35%	60%	5%
20 years after	35%	60%	5%
25 years after	35%	65%	0%

Each fund's Target Allocation to equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds to be effective on or about August 1, 2011 is shown in the table below:

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
Target Retirement 2015	58%	37%	5%
Target Retirement 2020	64%	31%	5%
Target Retirement 2025	70%	25%	5%
Target Retirement 2030	77%	23%	0%
Target Retirement 2035	86%	14%	0%
Target Retirement 2040	92%	8%	0%
Target Retirement 2045	94%	6%	0%
Target Retirement 2050	94%	6%	0%
Target Retirement Fund	35%	60%	5%